Business acquisitions (Details) $ in Thousands, $ in Thousands								1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 09, 2020 USD ($)	Oct. 17, 2020 USD ($)	Oct. 13, 2020 USD ($)	Dec. 31, 2019 USD ($) MWac	Nov. 01, 2019 USD ($)	Oct. 01, 2019 USD ($)	Oct. 01, 2019 CAD ($)	Nov. 30, 2019 windProject	Mar. 04, 2021 USD ($)	Dec. 31, 2020 USD ($) MWac	Dec. 31, 2020 CAD ($) MWac	Dec. 31, 2019 USD ($) windProject MWac	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Goodwill				$ 1,031,696						$ 1,208,390		$ 1,031,696	$ 954,282
Non-controlling interest		$ (84,525)
Number of wind projects | windProject												3
Turquoise Solar Facility
Business Acquisition [Line Items]
Total purchase price				$ 20,830
Solar power capacity (megawatt ac) | MWac				10						10	10
Turquoise Solar Facility | Partnership
Business Acquisition [Line Items]
Partnership agreement, funded amount										$ 3,717		$ 3,403
Great Bay Solar II Facility
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac										40	40
Tax equity funding				$ 11,281						$ 15,268		11,281
Investment tax credit										10,717		$ 8,526
North Fork Ridge Wind Project
Business Acquisition [Line Items]
Tax equity funding										$ 29,446
Empire Electric System | North Fork Ridge Wind Project | Subsequent Event
Business Acquisition [Line Items]
Total purchase price									$ 288,066
Tax equity funding									84,926
Construction loan repaid									$ 193,506
Ascendant
Business Acquisition [Line Items]
Total purchase price	$ 364,468
Working capital	71,948
Property, plant and equipment	417,947
Intangible assets	27,315
Goodwill	93,202
Regulatory assets	9,859
Other assets	4,992
Long-term debt	(159,682)
Pension and other post-employment benefits	(58,746)
Derivative instruments	(12,748)
Other liabilities	(29,619)
Total net assets acquired	364,468
Cash and cash equivalents acquired	42,920
Total net assets acquired, net of cash and cash equivalents	$ 321,548
Weighted average useful life of assets	29 years
ESSAL
Business Acquisition [Line Items]
Total purchase price		$ 74,111	$ 87,975
Ownership interest acquired (percent)		43.00%	51.00%
Cumulative ownership interest acquired (percent)		94.00%
Working capital		$ 11,278
Property, plant and equipment		238,504
Intangible assets		37,095
Goodwill		70,382
Other assets		22
Long-term debt		(139,534)
Pension and other post-employment benefits		(2,292)
Deferred tax liabilities, net		(28,074)
Other liabilities		(14,881)
Total net assets acquired		87,975
Cash and cash equivalents acquired		6,983
Total net assets acquired, net of cash and cash equivalents		$ 80,992
Weighted average useful life of assets		40 years
ESSAL | Subsequent Event
Business Acquisition [Line Items]
Ownership interest sold (percent)									32.00%
Ownership interest after transaction (percent)									64.00%
ESSAL | APUC
Business Acquisition [Line Items]
Non-controlling interest (percent)										6.00%
ESSAL | Third Party | Subsequent Event
Business Acquisition [Line Items]
Ownership interest sold									$ 51,750
New Brunswick Gas
Business Acquisition [Line Items]
Total purchase price						$ 256,011	$ 339,036
Increase (decrease) in goodwill										$ (1,213)	$ (1,884)
St. Lawrence Gas Company, Inc.
Business Acquisition [Line Items]
Total purchase price					$ 61,820
Increase (decrease) in goodwill										$ 3,207
Mid-west Wind Development Project
Business Acquisition [Line Items]
Wind power capacity (megawatt AC) | MWac												600
Southwestern Missouri Wind Projects
Business Acquisition [Line Items]
Number of wind projects | windProject								2